Unaudited Interim Condensed Consolidated Statements of Loss and Other Comprehensive Loss - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021
Revenue:
Services		$ 2,224	$ 2,875
Products			50
Total revenue		2,224	2,925
Cost of revenue:
Cost of services		7,096	1,726
Cost of sales of products		45	58
Total cost of revenue		7,141	1,784
Gross (loss) profit		(4,917)	1,141
Operating expenses:
Research and development expenses		1,189	619
Selling, general and administrative expenses		14,475	4,532
Expected credit loss		208	263
Operating loss		20,789	4,273
Finance income		11,924	447
Finance expenses		4,409	950
Financial income (expenses), net		7,515	(503)
Loss before tax		13,274	4,776
Income tax (expenses) benefit		(13)	5
Loss for the period		13,287	4,771
Loss for the period attributed to:
Non-controlling interests		266	77
The Company’s shareholders		13,021	4,694
Total		13,287	4,771
Total comprehensive loss for the period attributed to:
Non-controlling interests		266	77
The Company’s shareholders		13,021	4,694
Total comprehensive loss for the year		$ 13,287	$ 4,771
Basic and diluted loss per share attributable to the Company’s shareholders in USD (in Shares)	[1]	(25.31)	(17.85)

[1]	After giving effect to the reverse stock split (see also Note 9D)